UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2000

Check here if Amendment [  ];  Amendment Number:  ______

   This Amendment  (Check only one [  ]  is a restatement.
                                   [  ]  adds new holdings
                                             entries

Institutional Investment Manager Filing this Report:

                          S & T Bancorp
                          800 Philadelphia Street
                          Indiana, PA  15701

Form 13F File Number 28-0000719220

The institutional investment manager filing this report and The person by whom it is signed hereby represent that the Person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

   Name:          James G. Barone
   Title:         Secretary/Treasurer
   Phone:         724-465-1417

Signature, Place, and Date of Signing:

	James G. Barone   Indiana, PA     May 8, 2000

Report Type
[ ] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   Form 13F File Number   Name

   28-0001010911          S & T Bank
   28-0001089221		  S & T Investment Company